Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Sep. 30, 2010
ASSETS
Cash and cash equivalents	$ 5,030	$ 14,033
Securities:
Available for sale, at fair value	72,125	28,092
Held to maturity, at cost	0	1,232
Stock in Federal Home Loan Bank, at cost	13,551	15,873
Mortgage-backed securities:
Available for sale, at fair value	715	911
Held to maturity, at cost	39,146	46,276
Loans receivable:
Held for sale, at fair value	115,434	179,845
Held for investment, net	987,400	1,073,357
Allowance for loan losses	(70,266)	(32,316)
Accrued interest receivable	4,870	5,520
Foreclosed assets held for sale, net	16,937	38,362
Premises and equipment, net	14,434	13,836
Investment in LLCs	17,674	17,799
Deferred income tax asset, net	19,221	14,758
Income taxes receivable	3,124	0
Other assets	14,189	16,618
Total assets	1,253,584	1,434,196
Liabilities:
Customer deposit accounts	784,681	866,559
Brokered deposit accounts	24,994	66,894
Advances from Federal Home Loan Bank	247,000	286,000
Subordinated debentures	25,774	25,774
Escrows	10,082	11,149
Income taxes payable	0	504
Accrued expenses and other liabilities	10,675	9,554
Total liabilities	1,103,206	1,266,434
Stockholders' equity:
Common stock of $0.15 par value: 20,000,000 authorized; 9,857,112 shares issued at September 30, 2011 and 2010	1,479	1,479
Additional paid-in capital	16,652	16,603
Retained earnings	171,406	187,674
Treasury stock, at cost; 1,989,498 shares at September 30, 2011 and 2010	(38,418)	(38,418)
Accumulated other comprehensive income (loss)	(741)	424
Total stockholders' equity	150,378	167,762
Total liabilities and stockholders' equity	$ 1,253,584	$ 1,434,196